Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000178444 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000178444 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000178444 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178444 | BBB
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000178444 | A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000178444 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000178444 | AAA
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000178444 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000178444 | Supranationals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000178444 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000178444 | SectorSpecial Purpose
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000178444 | SectorSupra-National
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000178444 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000178444 | SectorBank
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000178444 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000178444 | SectorUtility-Electric
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000178444 | SectorGovernment National
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000178444 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000178444 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000178444 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000178444 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000178444 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000178444 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000178444 | Italy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000178444 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000178444 | Germany
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000178445 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000178445 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000178445 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178445 | BBB
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000178445 | A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000178445 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000178445 | AAA
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000178445 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000178445 | Supranationals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000178445 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000178445 | SectorSpecial Purpose
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000178445 | SectorSupra-National
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000178445 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000178445 | SectorBank
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000178445 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000178445 | SectorUtility-Electric
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000178445 | SectorGovernment National
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000178445 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000178445 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000178445 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000178445 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000178445 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000178445 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000178445 | Italy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000178445 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000178445 | Germany
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000178446 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000178446 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000178446 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000178446 | BBB
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000178446 | A
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000178446 | AA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000178446 | AAA
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000178446 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000178446 | Supranationals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000178446 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000178446 | SectorSpecial Purpose
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000178446 | SectorSupra-National
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000178446 | SectorFinancial
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000178446 | SectorBank
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000178446 | SectorIndustrial
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000178446 | SectorUtility-Electric
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000178446 | SectorGovernment National
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000178446 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000178446 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000178446 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000178446 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000178446 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000178446 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000178446 | Italy
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000178446 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000178446 | Germany
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000167845 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167845 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000167845 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000167845 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167845 | Ecolab, Inc.FR_278865100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167845 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167845 | Thermo Fisher Scientific, Inc.FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167845 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167845 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167845 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000167845 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000167845 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000167845 | SectorCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167845 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167845 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167845 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167845 | SectorElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000167845 | SectorLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167845 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167845 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000167845 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000167845 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000167845 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000167845 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000167845 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167845 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167845 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167845 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167845 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000167845 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167845 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167845 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167845 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167846 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167846 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000167846 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000167846 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167846 | Ecolab, Inc.FR_278865100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167846 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167846 | Thermo Fisher Scientific, Inc.FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167846 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167846 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167846 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000167846 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000167846 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000167846 | SectorCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167846 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167846 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167846 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167846 | SectorElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000167846 | SectorLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167846 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167846 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000167846 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000167846 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000167846 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000167846 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000167846 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167846 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167846 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167846 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167846 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000167846 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167846 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167846 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167846 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190736 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000190736 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190736 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000190736 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190736 | Ecolab, Inc.FR_278865100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190736 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190736 | Thermo Fisher Scientific, Inc.FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190736 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190736 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190736 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190736 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000190736 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000190736 | SectorCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190736 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190736 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190736 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190736 | SectorElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000190736 | SectorLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000190736 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000190736 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000190736 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000190736 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000190736 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000190736 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000190736 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190736 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190736 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190736 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000190736 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000190736 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190736 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190736 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190736 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167847 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167847 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000167847 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000167847 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167847 | Ecolab, Inc.FR_278865100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167847 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167847 | Thermo Fisher Scientific, Inc.FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167847 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167847 | Roper Technologies, Inc.FR_776696106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167847 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000167847 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000167847 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000167847 | SectorCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167847 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167847 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167847 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167847 | SectorElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000167847 | SectorLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167847 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000167847 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000167847 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000167847 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000167847 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000167847 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000167847 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167847 | France
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167847 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000167847 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000167847 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000167847 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167847 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167847 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167847 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000206848 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206848 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206848 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000206848 | KBC Group NVFR_449774009
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206848 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206848 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206848 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206848 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206848 | Legal & General Group PLCFR_056039902
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206848 | Halma PLCFR_040520009
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206848 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206848 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000206848 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206848 | SectorElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206848 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000206848 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000206848 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000206848 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206848 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000206848 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000206848 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206848 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206848 | SectorPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000206848 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000206848 | SectorBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000206848 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000206848 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206848 | France
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000206848 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206848 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000206848 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000206848 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206848 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000206848 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206848 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000206848 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206848 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206848 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000206848 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206846 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206846 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206846 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000206846 | KBC Group NVFR_449774009
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206846 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206846 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206846 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206846 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206846 | Legal & General Group PLCFR_056039902
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206846 | Halma PLCFR_040520009
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206846 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206846 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000206846 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206846 | SectorElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206846 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000206846 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000206846 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000206846 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206846 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000206846 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000206846 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206846 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206846 | SectorPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000206846 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000206846 | SectorBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000206846 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000206846 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206846 | France
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000206846 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206846 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000206846 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000206846 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206846 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000206846 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206846 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000206846 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206846 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206846 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000206846 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206847 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206847 | Iberdrola SAFR_B288C9908
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206847 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000206847 | KBC Group NVFR_449774009
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206847 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000206847 | Air Liquide SAFR_B1YXBJ905
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206847 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206847 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206847 | Legal & General Group PLCFR_056039902
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206847 | Halma PLCFR_040520009
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206847 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206847 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000206847 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206847 | SectorElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206847 | SectorHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000206847 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000206847 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000206847 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206847 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000206847 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000206847 | SectorDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206847 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206847 | SectorPersonal Care Products
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000206847 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000206847 | SectorBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000206847 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000206847 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206847 | France
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000206847 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000206847 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000206847 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000206847 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000206847 | Germany
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000206847 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000206847 | Japan
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000206847 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000206847 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206847 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000206847 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000094872 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094872 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094872 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094872 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094872 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094872 | Edenred SEFR_B62G1B904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094872 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094872 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094872 | Mercedes-Benz Group AG, (Registered)FR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094872 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094872 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000094872 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000094872 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000094872 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000094872 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000094872 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094872 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000094872 | SectorAutomobile Components
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094872 | SectorBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094872 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000094872 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000094872 | SectorTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000094872 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094872 | France
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000094872 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094872 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000094872 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094872 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000094872 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000094873 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094873 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094873 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094873 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094873 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094873 | Edenred SEFR_B62G1B904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094873 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094873 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000094873 | Mercedes-Benz Group AG, (Registered)FR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000094873 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000094873 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000094873 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000094873 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000094873 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000094873 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000094873 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094873 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000094873 | SectorAutomobile Components
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094873 | SectorBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094873 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000094873 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000094873 | SectorTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000094873 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000094873 | France
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000094873 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094873 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000094873 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000094873 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000094873 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000190734 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190734 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190734 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190734 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190734 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190734 | Edenred SEFR_B62G1B904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190734 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190734 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190734 | Mercedes-Benz Group AG, (Registered)FR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190734 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190734 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000190734 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000190734 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000190734 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190734 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000190734 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190734 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000190734 | SectorAutomobile Components
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190734 | SectorBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190734 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190734 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000190734 | SectorTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000190734 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190734 | France
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000190734 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190734 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000190734 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190734 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000190734 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000190735 | BNP Paribas SAFR_730968906
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000190735 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190735 | CNH Industrial NVFR_N20944109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190735 | Continental AGFR_459858908
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190735 | Bayer AGFR_506921907
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190735 | Edenred SEFR_B62G1B904
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190735 | Bayerische Motoren Werke AGFR_575602909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000190735 | Fresenius Medical Care AGFR_512907908
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190735 | Mercedes-Benz Group AG, (Registered)FR_552902900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190735 | Airbus SEFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190735 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000190735 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000190735 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000190735 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190735 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000190735 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000190735 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000190735 | SectorAutomobile Components
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190735 | SectorBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190735 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190735 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000190735 | SectorTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000190735 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190735 | France
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000190735 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000190735 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000190735 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190735 | Germany
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000190735 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000018161 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018161 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018161 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018161 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018161 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018161 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018161 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018161 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018161 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018161 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018161 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000018161 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018161 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018161 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018161 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018161 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018161 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018161 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018161 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018161 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018161 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018161 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018163 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018163 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018163 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018163 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018163 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018163 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018163 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018163 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018163 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018163 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018163 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000018163 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018163 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018163 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018163 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018163 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018163 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018163 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018163 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018163 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018163 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018163 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000190732 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190732 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000190732 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000190732 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000190732 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190732 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190732 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190732 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190732 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190732 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190732 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000190732 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190732 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000190732 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000190732 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000190732 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000190732 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000190732 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000190732 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000190732 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000190732 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000190732 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018164 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018164 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018164 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018164 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018164 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018164 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018164 | Deere & Co.FR_244199105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018164 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018164 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018164 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018164 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000018164 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018164 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018164 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000018164 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000018164 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018164 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018164 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018164 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018164 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018164 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018164 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018172 | Element Solutions, Inc.FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018172 | Comerica, Inc.FR_200340107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018172 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018172 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018172 | Beacon Roofing Supply, Inc.FR_073685109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018172 | First American Financial Corp.FR_31847R102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018172 | Cushman & Wakefield PLCFR_G2717B108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018172 | Celestica, Inc.FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018172 | Cullen/Frost Bankers, Inc.FR_229899109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018172 | Cadence BankFR_12740C103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018172 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000018172 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018172 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018172 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018172 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018172 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000018172 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018172 | SectorTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018172 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018172 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018172 | SectorMortgage Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018172 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018172 | SectorTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018174 | Element Solutions, Inc.FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018174 | Comerica, Inc.FR_200340107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018174 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018174 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018174 | Beacon Roofing Supply, Inc.FR_073685109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018174 | First American Financial Corp.FR_31847R102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018174 | Cushman & Wakefield PLCFR_G2717B108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018174 | Celestica, Inc.FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018174 | Cullen/Frost Bankers, Inc.FR_229899109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018174 | Cadence BankFR_12740C103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018174 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000018174 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018174 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018174 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018174 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018174 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000018174 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018174 | SectorTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018174 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018174 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000018174 | SectorMortgage Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018174 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018174 | SectorTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000190733 | Element Solutions, Inc.FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000190733 | Comerica, Inc.FR_200340107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190733 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190733 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190733 | Beacon Roofing Supply, Inc.FR_073685109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000190733 | First American Financial Corp.FR_31847R102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190733 | Cushman & Wakefield PLCFR_G2717B108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000190733 | Celestica, Inc.FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190733 | Cullen/Frost Bankers, Inc.FR_229899109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190733 | Cadence BankFR_12740C103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000190733 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000190733 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000190733 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190733 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000190733 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000190733 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000190733 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000190733 | SectorTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000190733 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000190733 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190733 | SectorMortgage Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190733 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190733 | SectorTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000069268 | Element Solutions, Inc.FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000069268 | Comerica, Inc.FR_200340107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069268 | Western Alliance BancorpFR_957638109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069268 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069268 | Beacon Roofing Supply, Inc.FR_073685109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000069268 | First American Financial Corp.FR_31847R102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069268 | Cushman & Wakefield PLCFR_G2717B108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000069268 | Celestica, Inc.FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069268 | Cullen/Frost Bankers, Inc.FR_229899109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069268 | Cadence BankFR_12740C103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069268 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000069268 | SectorMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069268 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069268 | SectorElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069268 | SectorInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069268 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000069268 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000069268 | SectorTextiles, Apparel & Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000069268 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000069268 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069268 | SectorMortgage Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069268 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069268 | SectorTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	6.30%